Organization and Nature of Operation (Details)			1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 19, 2016 USD ($)	Jul. 06, 2016 USD ($) shares	Nov. 29, 2018 CNY (¥)	Nov. 19, 2018 CNY (¥)	Jan. 24, 2017 USD ($)	Jun. 30, 2019 USD ($) Customers shares	Dec. 31, 2018 USD ($) shares
Organization and Principal Activities (Textual)
Ordinary shares, issued | shares						25,287,851	25,288,003
Adrie Global Holdings Limited [Member]
Organization and Principal Activities (Textual)
All outstanding interests of Adrie for a purchase price		$ 200,000,000
Ordinary shares, issued | shares		20,000,000
Escrow shares | shares		8,000,000
Zhiyuan [Member]
Organization and Principal Activities (Textual)
Disbursed loan amount						$ 48,800,000
Number of customers | Customers						3
Zhiyuan [Member] | RMB [Member]
Organization and Principal Activities (Textual)
Registered capital | ¥				¥ 30,000,000
Zeshi [Member] | RMB [Member]
Organization and Principal Activities (Textual)
Registered capital | ¥			¥ 51,000,000
Ding Xin [Member] | Zhiyuan [Member]
Organization and Principal Activities (Textual)
Percentage of owned interest				99.00%
Ding Xin [Member] | Zeshi [Member]
Organization and Principal Activities (Textual)
Percentage of owned interest			1.96%
Ding Tai [Member]
Organization and Principal Activities (Textual)
Registered capital	$ 30,000,000
Ding Tai [Member] | Zeshi [Member]
Organization and Principal Activities (Textual)
Percentage of owned interest			98.04%
Xin Quan [Member]
Organization and Principal Activities (Textual)
Registered capital					$ 30,000,000
Xin Quan [Member] | Maximum [Member]
Organization and Principal Activities (Textual)
Registered capital							$ 50,000,000
Third Party [Member] | Zhiyuan [Member]
Organization and Principal Activities (Textual)
Percentage of owned interest				1.00%